Income Taxes (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Net operating loss carryforward		$ 37,304
Startup/Organization Expenses	890,822	608,832
Total deferred tax asset	890,822	646,136
Valuation allowance	(890,822)	(646,136)
Deferred tax asset, net of allowance